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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: December 31, 2014 (Fund’s inception date) - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	ACR Multi-Strategy Quality Return (MQR) Fund
Reporting Period:		12/31/14 to 6/30/15

Issuer: [a]	Humana Inc.
Ticker: [b]	HUM
CUSIP: [c]	444859-102
Meeting Date: [d]	4/16/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]

1.A		Elect Director Kurt J. Hilzinger	Management	Against	Against
1.B		Elect Director Bruce D. Broussard	Management	For	For
1.C		Elect Director Frank A. D'Amelio	Management	Abstain	Against
1.D		Elect Director W. Roy Dunbar	Management	Abstain	Abstain
1.E		Elect Directir David A. Jones Jr.	Management	Abstain	Abstain
1.F		Elect Director William J. McDonald	Management	Abstain	Abstain
1.G		Elect Director William E. Mitchell	Management	Abstain	Abstain
1.H		Elect Director David E. Nash, M.D.	Management	Abstain	Abstain
1.I		Elect Director James o'Brien	Management	Abstain	Abstain
1.J		Elect Director Marissa T. Peterson	Management	Abstain	Abstain
2		Ratification of appointment of Pricewaterhouse Coopers LLP as the Company's independent registered public accounting firm	Management	Abstain	Abstain
3		The Approval of the compensation of the named executive officers as disclosed in the 2014 Proxy Statement.	Management	Against	Against

Issuer: [a]	Fairfax Financial Holdings Limited
Ticker: [b]	FRFHF
CUSIP: [c]	303901102
Meeting Date: [d]	4/16/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]

1		01-Elect Director Anthony F. Griffiths	Management	For	For
		02-Elect Director Robert J. Gunn	Management	For	For
		03-Alan D. Horn	Management	For	For
		04-John R.V. Palmer	Management	For	For
		05-Timothy R. Price	Management	For	For
		06-Brandon W. Sweitzer	Management	For	For
		07-Benjamin P. Watsa	Management	For	For
		08-Prem Watsa	Management	For	For
2		Appointment of Audito	Management	For	For

Issuer: [a]	Johnson & Johnson
Ticker: [b]	JNJ
CUSIP: [c]	4784160104
Meeting Date: [d]	4/23/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]

1a.		Elect Director Mary Sue Coleman	Management	Against	Against
1b.		Elect Director D. Scott Davis	Management	Against	Against
1c.		Elect Diretor Ian L. Davis	Management	Against	Against
1d.		Elect Director Alex Gorsky	Management	Against	Against
1e.		Elect Director Susan L. Lindquist	Management	Against	Against
1f.		Elect Director Mark B. McClellan	Management	Against	Against
1g.		Elect Director Anne M. Mulcahy	Management	Against	Against
1h.		Elect Director William D. Perez	Management	Against	Against
1i.		Elect Director Charles Prince	Management	Against	Against
1j.		Elect Director A. Eugene Washington	Management	Against	Against
1k.		Elect Direct Ronald A. Williams	Management	Against	Against
2		Advisory Vote to Approve Named Executive Officer Compensation	Management	Against	Against
3		Ratification of Appointment of Independent Registered Public Accounting Firm for 2015.	Management	Abstain	Abstain
4		Common Sense Polic regarding Overextended Directors	Management	Against	For
5		Alignment between Corporate Values and Political Contributions	Management	Against	For
6		Independent Board Chairman	Management	For	Against

Issuer: [a]	Danone
Ticker: [b]	DNOY
CUSIP: [c]	399449107
Meeting Date: [d]	4/29/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1		Approval of the statutory financial statements for the fiscal year ended 12/+D119:D12431/14	Management	Not Voted	Not Voted
2		Approval of the consolidated financial statements for the fiscal year ended 12/31/14.	Management	Not Voted	Not Voted
3		Allocation of earnings for the fisacal yeared ended 12/31/14 and setting of the dividend at &euro:1.50 per share	Management	Not Voted	Not Voted
4		Option for the payment of the dividend in shares.	Management	Not Voted	Not Voted
5		Renewal of the term of the office of Mr. Jacques Antoine Granjon as Director	Management	Not Voted	Not Voted
6		Renewal of the term of office of Mr. Jean Laurent as Director in accordance with Article 15-II of the Company's By Laws.	Management	Not Voted	Not Voted
7		Renewal of the term of office of Mr. Benoit Potier as Director	Management	Not Voted	Not Voted
8		Renwal of the term of office of Mrs. Mouna Sepehri as Director	Management	Not Voted	Not Voted
9		Renewal of the term of office of Mrs. Virgina A. Stallings as Director	Management	Not Voted	Not Voted
10		Appointment of Mrs. Serpil Timuray as Director	Management	Not Voted	Not Voted
11		Approval of the agreements refered to in Aritlces L.225-38 et seq. of the French commercial code entered into by the Company with the JP Morgan Group.	Management	Not Voted	Not Voted
12		Approval of the agreements and undertakings referred to in Articles L.225-38 and L. 225-42-1 of the French commercial code regarding Mr. Emmanual Faber.	Management	Not Voted	Not Voted
13		Advisory opinion the components of compensation due or awarded for the fiscal year endede 12/31/14 to Mr. Franck Riboud, Chairman and CEO until 9/30/14.	Management	Not Voted	Not Voted
14		Advisory opinion on the components of compensation due or awarded for the fiscal year ended 12/31/14 to Mr. Frank Riboud, Charmain of the Board as from 10/1/2014.	Management	Not Voted	Not Voted
15		Advisory opinion of the components of compensation due or awarded for the fiscal year ened 12/31/14 to Mr. Emmanual Faber, Deput GM until 9/2/14.	Management	Not Voted	Not Voted
16		Advisory opinion on the components of compensation due or awared for the fiscal year ended 12/31/14 to Mr. Emmanual Faber, CEO from 10/1/2014.	Management	Not Voted	Not Voted
17		Advisory opinion on the components of compensation due or awarded for the fiscal year ended 12/31/14 to Mr. Bernard Hours. Deput GM until 9/2/14.	Management	Not Voted	Not Voted
18		Fixing of the amount of the Directors' attendance fees.	Management	Not Voted	Not Voted
19		Authorization granted to the Board of Directos to purchase, retain or transer the Company's shares.	Management	Not Voted	Not Voted
20		Delegation of authority to the Board of Directors to issue ordinary shares and securities with preferential subscription right of the shareholders.	Management	Not Voted	Not Voted
21
Delegation of authority to the Board of Directos to issue ordinary shares and securities, without preferential subscripiton right of the shareholders, but with the obligation to grant a priorit period.
			Management	Not Voted	Not Voted
22		Delegation of authority to the Board of Directors to increase the number of securities to be issued in the event of a capital increase without preferential subscription right of the shareholders.	Management	Not Voted	Not Voted
23
Delegation of authority to the Board of Directors to issue oridnary shares and securities, without preferential subscription right of the shreholders, in the event of a public exchange offer initiated by the Company.
			Management	Not Voted	Not Voted
24
Delegation of powers to the Board of Directors to issue ordinary shares and securities, without preferential subscription right of the shareholders, in consideration for contributions in kind granted to the Company and comprised of equity securities or securities giving access to share capital.
			Management	Not Voted	Not Voted
25		Delegation of authority to the Board of Directos to increase the Company's share capital through incorporation of reserves, profits, premiums or any other amounts that may be capitalized.	Management	Not Voted	Not Voted
26
Delegation of authority to the Board of Directors to issue ordinary shares and securities in favor of employees who are memebers of a company savings plan and/or to carry out reserved sales of securities, without preferential subscription right of the shareholders.
			Management	Not Voted	Not Voted
27		Authorization granted to the Board of Directors to issue allocate existing or newly issued shares of the Company, without preferential subscription right of the shareholders.	Management	Not Voted	Not Voted
28		Authorization granted to the Board of Directors to reduce the share capital by canceling shares.	Management	Not Voted	Not Voted
29		Powers to carry out formatlities.	Management	Not Voted	Not Voted

Issuer: [a]	Express Scripts
Ticker: [b]	ESRX
CUSIP: [c]	30219G108
Meeting Date: [d]	5/6/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1a.		Elect Director Gary G. Benanav	Management	Abstain	Abstain
1b.		Elect Director Maura C. Breen	Management	Against	Against
1c.		Elect Director William J. DeLaney	Management	Against	Against
1d.		Elect Director Elder Granger	Management	Abstain	Abstain
1e.		Elect Director Nicholas J. LaHowchic	Management	Abstain	Abstain
1f		Elect Director Thomas P. Mac Mahon	Management	Abstain	Abstain
1g.		Elect Director Frank Mergenthaler	Management	Abstain	Abstain
1h.		Elect Director Woodrow A. Myers, Jr.	Management	Against	Against
1i.		Elect Director Roderick A. Palmore	Management	Abstain	Abstain
1j.		Elect Director George Paz	Management	For	For
1k.		Elect Director William L. Roper	Management	Abstain	Abstain
1l.		Elect Director Seymour Sternberg	Management	Abstain	Abstain
2		To ratify appointment of Pricewaterhouse Coopers LLP as the Company's independent registered public accountants for 2015.	Management	Abstain	Abstain
3		To approve, by non-binding vote, executive compensation	Management	Against	Against
4		Stockholder proposal regarding political disclosures and accountability	Management	Abstain	Abstain
5		Stockholder proposal regarding an independent board chariman	Management	For	Against

Issuer: [a]	JP Morgan Chase & Co.
Ticker: [b]	JPM
CUSIP: [c]	46625H100
Meeting Date: [d]	5/19/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1a.		Elect Director Linda B. Bammann	Management	Against	Against
1b.		Elect Director James A. Bell	Management	Against	Against
1c.		Elect Director Crandall C. Bowles	Management	Against	Against
1d.		Elect Director Stephen B. Burke	Management	Against	Against
1e.		Elect Director James S. Crown	Management	Against	Against
1f.		Elect Director James Dimon	Management	Against	Against
1g.		Elect Director Timothy P. Flynn	Management	Against	Against
1h.		Elect Director Laban P. Jackson, Jr.	Management	Against	Against
1i.		Elect Director Michael A. Neal	Management	Against	Against
1j.		Elect Director Lee R. Raymond	Management	Against	Against
1k.		Elect Director William C. Weldon	Management	Against	Against
2		Advisory Resolution to approve executive compensation	Management	Against	Against
3		Ratification of independent registered public accounting firm	Management	For	For
4		Approval of Amendments to Long-Term Incentive Plan	Management	For	For
5		Independent board chariman-require and Independent Chair	Management	Against	for
6		Lobbying-report on policies, procedures, and expenditures.	Management	Against	for
7		Special shareowner meetings-reduce ownership threshold from 20% to 10%.	Management	Against	For
8		How votes are counted-count votes using only for and against.	Management	For	Against
9		Accelerated vesting provisions-report names of senior executives and value of equity awards that would vest if they resign to enter government service.	Management	Against	For
10		Clawback disclosure policy-disclose whether the firm recouped any incentive compensation from senior executives.	Management	Against	For

Issuer: [a]	Intel Corporation
Ticker: [b]	INTC
CUSIP: [c]	458140100
Meeting Date: [d]	5/21/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1a.		Elect Director Charlene Barshefsky	Management	Abstain	Abstain
1b.		Elect Director Aneel Bhusri	Management	Abstain	Abstain
1c.		Elect Director Andy D. Bryant	Management	Abstain	Abstain
1d.		Elect Director Susan L. Decker	Management	Abstain	Abstain
1e.		Elect Director John J. Donahoe	Management	Abstain	Abstain
1f.		Elect Director Reed E. Hundt	Management	Abstain	Abstain
1g.		Elect Director Brian M. Krzanich	Management	For	For
1h.		Elect Director James D. Plummer	Management	Abstain	Abstain
1i.		Elect Director David S. Potturck	Management	Abstain	Abstain
1j.		Elect Director Frank D. Yeary	Management	Abstain	Abstain
1k.		Elect Director David B. Yoffie	Management	Abstain	Abstain
2		Ratification of selection of Erns & Young LLP as our independent registered public accounting firm for 2015.	Management	Abstain	Abstain
3		Advisory vote to approve executive compensation.	Management	For	For
4		Approval of amendment and extension of the 2006 Equity Incentive Plan.	Management	For	For
5		Approval of aextension of the 2006 Stock Purchase Plan.	Management	For	For
6		Stockholder proposal entitled "Holy Land Principles".	Management	Against	For
7		Stockholder proposal whether the Chariman of the Board should be an independent director.	Management	Against	For
8		Stockholder proposal whether to adopt an alternative vote counting standard.	Management	Abstain	Abstain

Issuer: [a]	Merck & Co. Inc.
Ticker: [b]	MRK
CUSIP: [c]	58933Y105
Meeting Date: [d]	5/26/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]

1a.		Elect Director Leslie A. Brun	Management	Against	Against
1b.		Elect DirectorThomas R. Cech	Management	Against	Against
1c.		Elect Director Kenneth C. Frazier	Management	Against	Against
1d.		Elect Director Thomas H. Glocer	Management	Against	Against
1e.		Elect Director William R. Harmon Jr.	Management	Against	Against
1f.		Elect Director C. Robert Kidder	Management	Against	Against
1g.		Elect Director Rochelle B. Lazarus	Management	Against	Against
1h.		Elect Director Carlos E. Represas	Management	Against	Against
1i.		Elect Director Patricia F. Russo	Management	Against	Against
1j.		Elect Director Craig B. Thompson	Management	Against	Against
1k.		Elect Director Wendell P. Weeks	Management	Against	Against
1l.		Elect Director Peter C. Wendell	Management	Against	Against
2		Advisory vote to approve executive compensation	Management	For	For
3		Ratification of the appointment of the Company's independent registered public accounting firm for 2015.	Management	Abstain	Abstain
4		Proposal to amend and restate the 2010 Incentive Stock Plan.	Management	Against	Against
5		Proposal to amend and restate the Executive Incentive Plan.	Management	Against	Against
6		Shareholder proposal concerning shareholders' right to act by written consent.	Management	For	Against
7		Shareholder proposal concerning accelerated vesting of equity awards.	Management	For	Against

Issuer: [a]	Resolute Forest Products, Inc.
Ticker: [b]	RFP
CUSIP: [c]	3687209
Meeting Date: [d]	5/29/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1.01		Elect Director Michael P. Desbiens	Management	For	For
1.02		Elect Director Jennifer C. Dolan	Management	For	For
1.03		Elect Director Richard D. Falconer	Management	For	For
1.04		Elect Director Richard Gameau	Management	For	For
1.05		Elect Director Jeffrey A. Heam	Management	For	For
1.06		Elect Director Bradley P. Martin	Management	For	For
1.07		Elect Director Alain Rheaume	Management	For	For
1.08		Elect Director Michael S. Rousseau	Management	For	For
1.09		Elect Director David H. Wilkins	Management	For	For
2		Ratification of Pricewaterhouse Coopers LLP appointment	Management	For	For
3		Advisory vote to approve executive compensation ("say-on-pay")	Management	For	For
4		Re-approval of the material terms of the performance goals included in the Resolute Forest Products Equity Incentive Plan.	Management	For	For

Issuer: [a]	Walmart Stores, Inc.
Ticker: [b]	WMT
CUSIP: [c]	931142103
Meeting Date: [d]	6/5/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1a.		Elect Director Aida M. Alvarez	Management	Against	Against
1b.		Elect Director James I. Cash, Jr.	Management	Against	Against
1c.		Elect Director Roger C. Corbett	Management	Against	Against
1d.		Elect Director Pamela J. Craig	Management	Against	Against
1e.		Elect Director Michael T. Duke	Management	Against	Against
1f.		Elect Director Timothy P. Flynn	Management	Against	Against
1g.		Elect Director Thomas W. Horton	Management	Against	Against
1h.		Elect Director Marissa A. Mayer	Management	Against	Against
1i.		Elect Director C. Douglas McMillon	Management	Against	Against
1j.		Elect Director Gregory B. Penner	Management	Against	Against
1k.		Elect Director Steven S. Reinemund	Management	Against	Against
1l.		Elect Director Kevin Y. Systrom	Management	Against	Against
1m.		Elect Director Jim C. Walton	Management	Against	Against
1n.		Elect Director S. Robson Walton	Management	Against	Against
1o.		Elect Director Linda S. Wolf	Management	Against	Against
2		Ratification of Ernsty & Young LLP as Independent Accountants.	Management	Abstain	Abstain
3		Advisory Vote to Approve Named Executive Officer Compensation	Management	Against	Against
4		Approval of the Wal-Mart Stores, Inc. Incentive Plan of 2015.	Management	Against	Against
5		Request for Annual Report Recoupment of Executive Pay.	Management	Against	For
6		Proxy Access for Shareholders.	Management	For	Against
7		Report on Greenhouse Gas Emission from the International Marine Shipping.	Management	Against	For
8		Request for Annual Reporting Incentive Compensation Plans.	Management	For	Against
9		Independent Chairman Policy.	Management	For	Against

[a]	The name of the issuer of the portfolio security;
[b]	The exchange ticker symbo of the portfolio security;
[c]
CUSIP number of the portfolio security. This item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers (SEDOL is not available);

[d]	The shareholder meeting date;
[e]	A brief identification of the matter voted on, for election of directors, must list name of each candidate;
[f]	Whether the matter was proposed by the issuer of by a security holder;
[g]	Whether the registrant case its vote on the matter, if Advisor did not vote, enter "not voted";
[h]	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
[i]	Whether the registrant cast its vot for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	August 20, 2015

*	Print the name and title of each signing officer under his or her signature.